INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost:
Intangible assets, gross	$ 31,541	$ 5,252
Less accumulated amortization	4,289	1,536
Intangible assets, net	27,252	3,716
Amortization expense	2,753	747	$ 636
Technology-Based Intangible Assets [Member]
Cost:
Intangible assets, gross	8,275	5,252
Customer data [Member]
Cost:
Intangible assets, gross	10,667
Customer Relationships [Member]
Cost:
Intangible assets, gross	12,043
Domain [Member]
Cost:
Intangible assets, gross	$ 556